Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use asset
Right-of-use asset at beginning of period	$ 8,055	$ 8,198
Additions	530	1,171
Derecognition of right-of-use assets	(1,600)	(504)
Translation to presentation currency	593	(810)
Right-of-use asset at end of period	7,578	8,055
Cost
Right-of-use asset
Right-of-use asset at beginning of period	21,409	21,713
Additions	4,569	5,541
Derecognition of right-of-use assets	(2,681)	(3,249)
Translation to presentation currency	1,537	(2,596)
Right-of-use asset at end of period	24,834	21,409
Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(13,354)	(13,515)
Additions	(4,039)	(4,370)
Derecognition of right-of-use assets	1,081	2,745
Translation to presentation currency	(944)	1,786
Right-of-use asset at end of period	(17,256)	(13,354)
Real estate | Cost
Right-of-use asset
Right-of-use asset at beginning of period	19,498	19,370
Additions	3,252	4,623
Derecognition of right-of-use assets	(1,783)	(2,422)
Translation to presentation currency	1,299	(2,073)
Right-of-use asset at end of period	22,266	19,498
Real estate | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(12,380)	(12,368)
Additions	(3,314)	(3,628)
Derecognition of right-of-use assets	288	2,103
Translation to presentation currency	(859)	1,513
Right-of-use asset at end of period	$ (16,265)	$ (12,380)
Weighted average rate (p.a.)	21.20%	21.62%
Vehicles | Cost
Right-of-use asset
Right-of-use asset at beginning of period	$ 1,911	$ 2,343
Additions	1,317	918
Derecognition of right-of-use assets	(898)	(827)
Translation to presentation currency	238	(523)
Right-of-use asset at end of period	2,568	1,911
Vehicles | Depreciation
Right-of-use asset
Right-of-use asset at beginning of period	(974)	(1,147)
Additions	(725)	(742)
Derecognition of right-of-use assets	793	642
Translation to presentation currency	(85)	273
Right-of-use asset at end of period	$ (991)	$ (974)
Weighted average rate (p.a.)	29.95%	33.00%